UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/06

Check here if Amendment  [ ];  Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address: 3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-10333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

   /s/ Pamela K. Hagenah

   Pamela K. Hagenah          Menlo Park, California        February 6, 2007
   -------------------------------------------------------------------------
   [Signature]                     [City, State]                 [Date]

Report type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             29

Form 13F Information Table Value Total:                       $352,205
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                                FORM 13F
                                  INTEGRAL CAPITAL MANAGEMENT VI, LLC
                                              as of 12/31/06


                              TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------      ----------     ---------- ----------  --------   ---- ----- -------- --------   -----   -------   ----
ALTERA CORPORATION            COMM STK      021441100    8,029     408,000  SH           SOLE              408,000    0       0
APPLE COMPUTER                COMM STK      037833100   22,058     260,000  SH           SOLE              260,000    0       0
BLUE COAT SYSTEMS INC         COMM STK      09534T508   15,328     640,000  SH           SOLE              640,000    0       0
BROADCOM CORP                 CL A          111320107   16,155     500,000  SH           SOLE              500,000    0       0
CITRIX SYS INC                COMM STK      177376100   10,009     370,000  SH           SOLE              370,000    0       0
COMBINATORX INC               COMM STK      20010A103    6,062     700,000  SH           SOLE              700,000    0       0
CONCUR TECHNOLOGIES INC       COMM STK      206708109    2,013     125,500  SH           SOLE              125,500    0       0
DIVX INC.                     COMM STK      255413106   10,704     464,000  SH           SOLE              464,000    0       0
GENOMIC HEALTH INC            COMM STK      37244C101   14,869     799,400  SH           SOLE              799,400    0       0
GOOGLE INC                    COMM STK      38259P508   25,234      54,800  SH           SOLE               54,800    0       0
GREENFIELD ONLINE INC.        COMM STK      395150105   14,300   1,000,000  SH           SOLE            1,000,000    0       0
IKANOS COMMUNICATIONS INC.    COMM STK      45173E105    6,083     700,000  SH           SOLE              700,000    0       0
IMMUNICON CORP                COMM STK      45260A107    2,923     880,400  SH           SOLE              880,400    0       0
JUPITERMEDIA CORP             COMM STK      48207D101   13,266   1,675,000  SH           SOLE            1,675,000    0       0
KENEXA CORPORATION            COMM STK      488879107    5,222     157,000  SH           SOLE              157,000    0       0
LOOPNET INC                   COMM STK      543524300    5,842     390,000  SH           SOLE              390,000    0       0
MAXIM INTEGRATED PRODS INC    COMM STK      57772K101    7,869     257,000  SH           SOLE              257,000    0       0
MICROCHIP TECHNOLOGY INC      COMM STK      595017104    7,586     232,000  SH           SOLE              232,000    0       0
PHARMACYCLICS                 COMM STK      716933106    2,789     550,000  SH           SOLE              550,000    0       0
PROTALEX INC.                 COMM STK      99DT999A6    3,063   1,250,000  SH           SOLE            1,250,000    0       0
QUALCOMM INC                  COMM STK      747525103   20,785     550,000  SH           SOLE              550,000    0       0
SALESFORCE COM INC            COMM STK      79466L302   19,975     548,000  SH           SOLE              548,000    0       0
SIRF TECHNOLOGY HOLDINGS INC. COMM STK      82967H101   23,606     925,000  SH           SOLE              925,000    0       0
SONICWALL INC                 COMM STK      835470105   10,184   1,209,500  SH           SOLE            1,209,500    0       0
TEXAS INSTRS INC.             COMM STK      882508104    7,949     276,000  SH           SOLE              276,000    0       0
VERISIGN INC.                 COMM STK      92343E102   29,461   1,225,000  SH           SOLE            1,225,000    0       0
WEBEX COMMUNICATIONS INC.     COMM STK      94767L109   15,701     450,000  SH           SOLE              450,000    0       0
WEBSENSE INC                  COMM STK      947684106    9,817     430,000  SH           SOLE              430,000    0       0
YAHOO INC.                    COMM STK      984332106   15,324     600,000  SH           SOLE              600,000    0       0

GRAND TOTAL                                           $352,205